Liquidity and Capital Resources (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jun. 24, 2022	Sep. 30, 2022	Sep. 30, 2021
Liquidity and Capital Resources (Details) [Line Items]
Revenue decreased			$ 15,026,991
Net loss		$ 2,118,349
Net proceeds	$ 17,626,924
Cash on hand		18,181,099
Working capital		9,547,004
Current liabilities		4,435,393
Long-term loans		3,028,046
Minimum [Member]
Liquidity and Capital Resources (Details) [Line Items]
Revenue decreased		4,212,335
Maximum [Member]
Liquidity and Capital Resources (Details) [Line Items]
Revenue decreased		10,814,656
IPO [Member]
Liquidity and Capital Resources (Details) [Line Items]
Cash on hand		$ 20,347,501